Accounts receivable	12 Months Ended
Mar. 29, 2014
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable at March 29, 2014 and March 30, 2013 consist of the following:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Customer trade receivables	$5,777	$4,884
Other receivables	1,557	1,755

	$7,334	$6,639

Included in customer trade receivables as of March 29, 2014 and March 30, 2013, was $0.2 million and $0.3 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2011	$2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Additional provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	2,109
Reduction in provision recorded	(7)
Net write-offs	(296)

Balance March 29, 2014	$1,806

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $2.7 million and $2.9 million at March 29, 2014 and March 30, 2013, respectively, are included in customer trade receivables.